United States
Securities and Exchange Commission
Washington, D.C. 20549
                                    Form 13F
                              Form 13F COVER PAGE
Report for calendar quarter ended:  December 31, 2000
Check here if amended [  ]; Amendment Number:______________
Name of Institutional Investment Manager Filing this Report:
Name:     Johnston-Lemon Group Inc.
Address:  1101 Vermont Avenue, NW
          Washington, DC 20005
Form 13F File Number: 28-05217
The institutional investment manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements and schedules are considered integral parts of this Form.
Person Siging this Report on Behalf of Reporting Manager:
Name:  Kenneth I. Miller
Title: Chief Financial Officer
Phone: (202)842-5618
/s/ Kenneth I. Miller     Washington, DC            January 31, 2001
______________________  ___________________________ _________________
(Signature)             (City, State)               (Date)
Report Type (Check only one.):
[X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[  ]    13F NOTICE.  (Check here if no holdings reported are in this report,
and
all holdings are reported by other reporting manager(s).)
[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
        13F File Number Name
        28-____________ ______________________________________________________
        [Repeat as necessary.]
        FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:               _____None_____
Form 13F Information Table Entry Total:  _____68_______
Form 13F Information Table Value Total: $_90,546_______
                                          (thousands)

COUMN 1 & COLUMN 2              COLUMN 3 COLUMN 4 COLUMN 5          COLUMN 6    COLUMN 7 COLUMN 8
NAME OF ISSUER/TITLE OF CLASS   CUSIP    VALUE    SHARES or         INVESTMENT  OTHER
                                         (X$1000) PRINCIPAL AMOUNT  DISCRETION  MANGERS  SOLE     SHARED  NONE

AT&T Corp                       001957109      103           5962SH        SOLE                               5962
Abbott Labs                     002824100      843          17400SH        SOLE                              17400
Alltel Corp                     020039103      407           6525SH        SOLE                               6525
America Online Inc DEL          02364J104      506          14553SH        SOLE                              14553
American Express                025816109      570          10370SH        SOLE                              10370
American General Corp           026351106      448           5500SH        SOLE                               5500
American International Group Inc026874107      768           7795SH        SOLE                               7795
American Tower Corp Cl A        029912201     2405          63500SH        SOLE                              63500
Amgen Inc                       031162100      206           3227SH        SOLE                               3227
Analog Devices Inc              032654905      277           3350SH        SOLE                               3350
Appelra Corp                    038020103     1438          40000SH        SOLE                              40000
Automatic Data Processing Inc   053015103      422           6669SH        SOLE                               6669
Bank of America Corporation     060505104     2328          49950SH        SOLE                              49950
Bellsouth Corp                  079860102      468          11444SH        SOLE                              11444
Black & Decker Corp             091797900      393          10000SH        SOLE                              10000
Capital One Finl Corp           14040H905     6137          93250SH        SOLE                              93250
Chase Manhattan Corp New        16161A108      764          16812SH        SOLE                              16812
Ciena Corp                      171779101     2600          20000SH        SOLE                              20000
Citigroup Inc                   172967101     1461          28609SH        SOLE                              28609
Corning Inc                     219350105      211           4000SH        SOLE                               4000
Conagra Inc                     205887102      214          16000SH        SOLE                              16000
Corvis Corp                     221009103      286          12000SH        SOLE                              12000
Danaher Corp Del                235851102     3419          50000SH        SOLE                              50000
Dominion Res Inc VA New         25746U909      218           3254SH        SOLE                               3254
Duke Energy Corp                264399106      776           9100SH        SOLE                               9100
DuPont E I de Nemours & Co      263534109      386           7985SH        SOLE                               7985
Ecolab Inc                      278865100      400           9250SH        SOLE                               9250
EMC Corp Mass                   268648102      452           6800SH        SOLE                               6800
Emerson Elec Co                 291011104     1513          19200SH        SOLE                              19200
Enron Corp                      293561106      490           5900SH        SOLE                               5900
Exxon Mobil Corp                30231G102     1656          19044SH        SOLE                              19044
Federal Home Ln Mtg Corp        313400301    12189         176970SH        SOLE                             176970
Federal Natl Mtg Assn           313586109    11324         130540SH        SOLE                             130540
First Un Corp                   337358105     2019          72600SH        SOLE                              72600
Ford Mtr Co Del                 345370100     1599           6821SH        SOLE                               6821
Gannett Inc                     364730101      465           7370SH        SOLE                               7370
General Elec Co                 369604103     1997          41662SH        SOLE                              41662
Hewlett Packard Co              428236103      411          13030SH        SOLE                              13030
Illinois Tool Wks Inc           452308109      611          10250SH        SOLE                              10250
Intel Corp                      458140100      559          18584SH        SOLE                              18584
International Business Machs    459200101      347           4080SH        SOLE                               4080
Johnson & Johnson               478160104     1385          13178SH        SOLE                              13178
Kaneb Services Inc              484170105       29           5000SH        SOLE                               5000
Lucent Technologies Inc         549463107       68           5044SH        SOLE                               5044
Medtronic Inc                   585055106      298           4930SH        SOLE                               4930
Merck & Co Inc                  589331107     1167          12158SH        SOLE                              12158
Nortel Networks Corp New        656568102      390          12158SH        SOLE                              12158
Omnicom Group Inc               681919106      413           4985SH        SOLE                               4985
Oracle Corp                     68389X105      355          12200SH        SOLE                              12200
Pfizer Inc                      717081903      216           8732SH        SOLE                               8732
Potomac Elec Pwr Co             737679100      216           8732SH        SOLE                               8732
Provident Bankshares Corp       743859100     1200          57491SH        SOLE                              57491
Qwest Communications Intl Inc   749121109     2869          69966SH        SOLE                              69966
Reliant Energy                  75952J108      424           9800SH        SOLE                               9800
SBC Communications Inc          78387G103      666          13956SH        SOLE                              13956
Southern Co                     842587107      200           6000SH        SOLE                               6000
Sun Microsystems Inc            866810104      836          30068SH        SOLE                              30068
Suntrust Bks Inc                867914103     3808          60445SH        SOLE                              60445
Sysco Corp                      871829107      420          14000SH        SOLE                              14000
Target Corp                     87612E106      362          11220SH        SOLE                              11220
Tyco Intl Ltd New               902124106      466           8399SH        SOLE                               8399
United Bankshares Inc West VA   909907107      112           5285SH        SOLE                               5285
United Technologies Corp        913017109      419           5330SH        SOLE                               5330
Verizon Communications          92343V104     3302          65867SH        SOLE                              65867
Wal Mart Stores Inc             931142103      259           4872SH        SOLE                               4872
Washington Post Co              939640108     6169          10000SH        SOLE                              10000
Wells Fargo & Co New            949746101      332           5963SH        SOLE                               5963
Worldcom Inc GA new             8157D106        79           5620SH        SOLE                               5620

